Fair Value Accounting (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Fair Value [Line Items]
Fair Value By Balance Sheet Grouping
The following tables summarize the carrying value and estimated market value of Cleco and Cleco Power’s financial instruments not measured at fair value on Cleco and Cleco Power’s Condensed Consolidated Balance Sheets:

Cleco
	AT MAR. 31, 2020		AT DEC. 31, 2019
(THOUSANDS)	CARRYING VALUE*	FAIR VALUE	CARRYING VALUE*	FAIR VALUE
Long-term debt	$3,174,821	$3,295,214	$3,188,664	$3,371,915

* The carrying value of long-term debt does not include deferred issuance costs of $13.2 million at March 31, 2020, and $13.7 million at December 31, 2019.

The following tables summarize the carrying value and estimated market value of Cleco and Cleco Power’s financial instruments not measured at fair value on Cleco and Cleco Power’s Consolidated Balance Sheets:

Cleco
	AT DEC. 31,
	2019		2018
(THOUSANDS)	CARRYING VALUE*	FAIR VALUE	CARRYING VALUE*	FAIR VALUE
Long-term debt	$3,188,664	$3,371,915	$2,889,631	$2,859,924

*The carrying value of long-term debt does not include deferred issuance costs of $13.7 million at December 31, 2019, and $10.3 million at December 31, 2018.

Fair Value of Financial Assets and Liabilities Measured On A Recurring Basis
The following tables disclose for Cleco and Cleco Power the fair value of financial assets and liabilities measured on a recurring basis:

Cleco
	FAIR VALUE MEASUREMENTS AT REPORTING DATE
(THOUSANDS)	AT MAR. 31, 2020	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	AT DEC. 31, 2019	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset description
Institutional money market funds	$352,549	$—	$352,549	$—	$129,643	$—	$129,643	$—
FTRs	1,779	—	—	1,779	6,822	—	—	6,822
Other commodity derivatives	213	—	213	—	201	—	201	—
Total assets	$354,541	$—	$352,762	$1,779	$136,666	$—	$129,844	$6,822
Liability description
FTRs	$683	$—	$—	$683	$1,044	$—	$—	$1,044
Other commodity derivatives	12,494	—	12,494	—	5,373	—	5,373	—
Total liabilities	$13,177	$—	$12,494	$683	$6,417	$—	$5,373	$1,044

The following tables disclose for Cleco and Cleco Power the fair value of financial assets and liabilities measured on a recurring basis:

Cleco
	FAIR VALUE MEASUREMENTS AT REPORTING DATE
(THOUSANDS)	AT DEC. 31, 2019	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	AT DEC. 31, 2018	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset Description
Institutional money market funds	$129,643	$—	$129,643	$—	$133,722	$—	$133,722	$—
FTRs	6,822	—	—	6,822	23,355	—	—	23,355
Other commodity derivatives	201	—	201	—	—	—	—	—
Total assets	$136,666	$—	$129,844	$6,822	$157,077	$—	$133,722	$23,355
Liability Description
FTRs	$1,044	$—	$—	$1,044	$468	$—	$—	$468
Other commodity derivatives	5,373	—	5,373	—	—	$—	$—	$—
Total liabilities	$6,417	$—	$5,373	$1,044	$468	$—	$—	$468

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables summarize the net changes in the net fair value of FTR assets and liabilities classified as Level 3 in the fair value hierarchy for Cleco and Cleco Power:

Cleco
	FOR THE THREE MONTHS ENDED MAR. 31,
(THOUSANDS)	2020	2019
Beginning balance	$5,778	$22,887
Unrealized losses*	(1,398)	(1,917)
Purchases	466	5,237
Settlements	(3,750)	(18,397)
Ending balance	$1,096	$7,810

* Cleco Power’s unrealized losses are reported through Accumulated deferred fuel on Cleco’s Condensed Consolidated Balance Sheet. Cleco Cajun’s unrealized (losses) gains are reported through Purchased power on Cleco’s Condensed Consolidated Income Statement.

The following tables summarize the net changes in the net fair value of FTR assets and liabilities classified as Level 3 in the fair value hierarchy for Cleco and Cleco Power:

Cleco
	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018
Beginning balance	$22,887	$7,044
Unrealized (losses) gains *	(1,659)	11,865
Purchases	27,881	28,185
Settlements	(43,331)	(24,207)
Ending balance	$5,778	$22,887

* Cleco Power’s unrealized (losses) gains are reported through Accumulated deferred fuel on Cleco’s Consolidated Balance Sheet. Cleco Cajun’s unrealized (losses) gains are reported through Purchased power on Cleco’s Consolidated Income Statement.

Fair Value Measurement Inputs and Valuation Techniques
The following tables quantify the significant unobservable inputs used in developing the fair value of Level 3 positions for Cleco and Cleco Power as of March 31, 2020, and December 31, 2019:

Cleco
	FAIR VALUE		VALUATION TECHNIQUE	SIGNIFICANT UNOBSERVABLE INPUTS	FORWARD PRICE RANGE
(THOUSANDS, EXCEPT FORWARD PRICE RANGE)	ASSETS	LIABILITIES			LOW	HIGH
FTRs at Mar. 31, 2020	$1,779	$683	RTO auction pricing	FTR price - per MWh	$(1.40)	$2.93
FTRs at Dec. 31, 2019	$6,822	$1,044	RTO auction pricing	FTR price - per MWh	$(2.57)	$2.86

The following tables quantify the significant unobservable inputs used in developing the fair value of Level 3 positions for Cleco and Cleco Power as of December 31, 2019:

Cleco
	FAIR VALUE		VALUATION TECHNIQUE	SIGNIFICANT UNOBSERVABLE INPUTS	FORWARD PRICE RANGE
(THOUSANDS, EXCEPT DOLLAR PER MWh)	Assets	Liabilities			Low	High
FTRs at December 31, 2019	$6,822	$1,044	RTO auction pricing	FTR price - per MWh	$(2.57)	$2.86
FTRs at December 31, 2018	$23,355	$468	RTO auction pricing	FTR price - per MWh	$(4.40)	$15.10

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The following tables present the fair values of derivative instruments and their respective line items as recorded on Cleco and Cleco Power’s Condensed Consolidated Balance Sheets at March 31, 2020, and December 31, 2019:

Cleco
	DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS
(THOUSANDS)	BALANCE SHEET LINE ITEM	AT MAR. 31, 2020	AT DEC. 31, 2019
Commodity-related contracts
FTRs
Current	Energy risk management assets	$1,779	$6,822
Current	Energy risk management liabilities	(683)	(1,044)
Other commodity derivatives
Current	Energy risk management assets	213	201
Current	Energy risk management liabilities	(9,014)	(3,069)
Non-current	Other deferred credits	(3,480)	(2,304)
Commodity-related contracts, net		$(11,185)	$606

Effect of Derivatives On Consolidated Statements of Income
The following tables present the effect of derivatives not designated as hedging instruments on Cleco and Cleco Power’s Condensed Consolidated Statements of Income for the three months ended March 31, 2020, and 2019:

Cleco
	AMOUNT OF GAIN(LOSS) RECOGNIZED IN INCOME ON DERIVATIVES
		FOR THE THREE MONTHS ENDED MAR. 31,
(THOUSANDS)	INCOME STATEMENT LINE ITEM	2020	2019
Commodity-related contracts
FTRs(1)	Electric operations	$1,396	$5,209
FTRs(1)	Purchased power	(381)	(3,324)
Other commodity derivatives	Fuel used for electric generation	(7,108)	—
Total		$(6,093)	$1,885

(1) For the three months ended March 31, 2020, unrealized losses associated with FTRs for Cleco Power of $1.3 million were reported through Accumulated deferred fuel on the balance sheet. For the three months ended March 31, 2019, unrealized losses associated with FTRs for Cleco Power of $2.9 million were reported through Accumulated deferred fuel on the balance sheet.

Derivatives Not Designated as Hedging Instrument
Fair Value [Line Items]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The following tables present the fair values of derivative instruments and their respective line items as recorded on Cleco and Cleco Power’s Consolidated Balance Sheets at December 31, 2019, and 2018:

Cleco
		DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS
(THOUSANDS)	BALANCE SHEET LINE ITEM	AT DEC. 31, 2019	AT DEC. 31, 2018
Commodity related contracts
FTRs
Current	Energy risk management assets	$6,822	$23,355
Current	Energy risk management liabilities	1,044	468
Other commodity derivatives
Current	Energy risk management assets	201	—
Current	Energy risk management liabilities	3,069	—
Non-current	Other deferred credits	2,304	—
Commodity-related contracts, net		$606	$22,887

Effect of Derivatives On Consolidated Statements of Income
The following tables present the effect of derivatives not designated as hedging instruments on Cleco and Cleco Power’s Consolidated Statements of Income for the years December 31, 2019, 2018, and 2017:

Cleco
		AMOUNT OF GAIN/(LOSS) RECOGNIZED IN INCOME ON DERIVATIVES FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	DERIVATIVES LINE ITEM	2019	2018	2017
Commodity contracts
FTRs(1)	Electric operations	$13,043	$39,659	$23,826
FTRs(1)	Purchased power	(15,685)	(4,566)	(5,509
Other commodity derivatives	Fuel used for electric generation	(5,172)	—	—
Total		$(7,814)	$35,093	$18,317

(1) For the years ended December 31, 2019, 2018, and 2017, unrealized gains (losses) associated with FTRs for Cleco Power of $(1.7) million, $11.9 million and $(1.4) million, respectively, were reported through Accumulated deferred fuel on the balance sheet.

Cleco Power
		AMOUNT OF GAIN/(LOSS) FOR THE YEAR ENDED DEC. 31,

(THOUSANDS)	DERIVATIVES LINE ITEM	2019	2018	2017
Commodity contracts
FTRs(1)	Electric operations	$13,047	$39,659	$23,826
FTRs(1)	Purchased power	(6,066)	(4,566)	(5,509)
Total		$6,981	$35,093	$18,317

Cleco Power
Fair Value [Line Items]
Fair Value By Balance Sheet Grouping
Cleco Power
	AT MAR. 31, 2020		AT DEC. 31, 2019
(THOUSANDS)	CARRYING VALUE*	FAIR VALUE	CARRYING VALUE*	FAIR VALUE
Long-term debt	$1,369,716	$1,696,053	$1,380,688	$1,601,865

* The carrying value of long-term debt does not include deferred issuance costs of $7.2 million at March 31, 2020, and $7.4 million at December 31, 2019.

Cleco Power
	AT DEC. 31,
	2019		2018
(THOUSANDS)	CARRYING VALUE*	FAIR VALUE	CARRYING VALUE*	FAIR VALUE
Long-term debt	$1,380,688	$1,601,865	$1,400,930	$1,517,152

* The carrying value of long-term debt does not include deferred issuance costs of $7.4 million at December 31, 2019, and $8.3 million at December 31, 2018.

Fair Value of Financial Assets and Liabilities Measured On A Recurring Basis
Cleco Power
	FAIR VALUE MEASUREMENTS AT REPORTING DATE
(THOUSANDS)	AT MAR. 31, 2020	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	AT DEC. 31, 2019	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset description
Institutional money market funds	$198,006	$—	$198,006	$—	$74,903	$—	$74,903	$—
FTRs	1,673	—	—	1,673	6,311	—	—	6,311
Total assets	$199,679	$—	$198,006	$1,673	$81,214	$—	$74,903	$6,311
Liability description
FTRs	$524	$—	$—	$524	$586	$—	$—	$586
Total liabilities	$524	$—	$—	$524	$586	$—	$—	$586

Cleco Power
	FAIR VALUE MEASUREMENTS AT REPORTING DATE
(THOUSANDS)	AT DEC. 31, 2019	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	AT DEC. 31, 2018	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Asset Description
Institutional money market funds	$74,903	$—	$74,903	$—	$55,900	$—	$55,900	$—
FTRs	6,311	—	—	6,311	23,355	—	—	23,355
Total assets	$81,214	$—	$74,903	$6,311	$79,255	$—	$55,900	$23,355
Liability Description
FTRs	$586	$—	$—	$586	$468	$—	$—	$468
Total liabilities	$586	$—	$—	$586	$468	$—	$—	$468

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation
Cleco Power
	FOR THE THREE MONTHS ENDED MAR. 31,
(THOUSANDS)	2020	2019
Beginning balance	$5,725	$22,887
Unrealized losses*	(1,311)	(2,939)
Purchases	466	1,286
Settlements	(3,731)	(16,422)
Ending balance	$1,149	$4,812

* Unrealized losses are reported through Accumulated deferred fuel on Cleco Power’s Condensed Consolidated Balance Sheet.

Cleco Power
	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018
Beginning balance	$22,887	$7,044
Unrealized (losses) gains *	(945)	11,865
Purchases	21,609	28,185
Settlements	(37,826)	(24,207)
Ending balance	$5,725	$22,887

* Unrealized gains (losses) are reported through Accumulated deferred fuel on Cleco Power’s Consolidated Balance Sheets.

Fair Value Measurement Inputs and Valuation Techniques
Cleco Power
	FAIR VALUE		VALUATION TECHNIQUE	SIGNIFICANT UNOBSERVABLE INPUTS	FORWARD PRICE RANGE
(THOUSANDS, EXCEPT FORWARD PRICE RANGE)	ASSETS	LIABILITIES			LOW	HIGH
FTRs at Mar. 31, 2020	$1,673	$524	RTO auction pricing	FTR price - per MWh	$(1.40)	$2.93
FTRs at Dec. 31, 2019	$6,311	$586	RTO auction pricing	FTR price - per MWh	$(2.04)	$2.86

Cleco Power
	FAIR VALUE		VALUATION TECHNIQUE	SIGNIFICANT UNOBSERVABLE INPUTS	FORWARD PRICE RANGE
(THOUSANDS, EXCEPT DOLLAR PER MWh)	Assets	Liabilities			Low	High
FTRs at December 31, 2019	$6,311	$586	RTO auction pricing	FTR price - per MWh	$(2.04)	$2.86
FTRs at December 31, 2018	$23,355	$468	RTO auction pricing	FTR price - per MWh	$(4.40)	$15.10

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
Cleco Power
	DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS
(THOUSANDS)	BALANCE SHEET LINE ITEM	AT MAR. 31, 2020	AT DEC. 31, 2019
Commodity-related contracts
FTRs
Current	Energy risk management assets	$1,673	$6,311
Current	Energy risk management liabilities	(524)	(586)
Commodity-related contracts, net		$1,149	$5,725

Effect of Derivatives On Consolidated Statements of Income
Cleco Power
	AMOUNT OF GAIN(LOSS) RECOGNIZED IN INCOME ON DERIVATIVES
		FOR THE THREE MONTHS ENDED MAR. 31,
(THOUSANDS)	INCOME STATEMENT LINE ITEM	2020	2019
Commodity-related contracts
FTRs(1)	Electric operations	$1,396	$5,206
FTRs(1)	Purchased power	(751)	(1,983)
Total		$645	$3,223

(1) For the three months ended March 31, 2020, unrealized losses associated with FTRs of $1.3 million were reported through Accumulated deferred fuel on the balance sheet. For the three months ended March 31, 2019, unrealized losses associated with FTRs of $2.9 million were reported through Accumulated deferred fuel on the balance sheet.

Cleco Power | Derivatives Not Designated as Hedging Instrument
Fair Value [Line Items]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
Cleco Power
		DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS
(THOUSANDS)	BALANCE SHEET LINE ITEM	AT DEC. 31, 2019	AT DEC. 31, 2018
Commodity related contracts
FTRs
Current	Energy risk management assets	$6,311	$23,355
Current	Energy risk management liabilities	586	468
Commodity-related contracts, net		$5,725	$22,887

Effect of Derivatives On Consolidated Statements of Income
Cleco Power
		AMOUNT OF GAIN/(LOSS) FOR THE YEAR ENDED DEC. 31,

(THOUSANDS)	DERIVATIVES LINE ITEM	2019	2018	2017
Commodity contracts
FTRs(1)	Electric operations	$13,047	$39,659	$23,826
FTRs(1)	Purchased power	(6,066)	(4,566)	(5,509)
Total		$6,981	$35,093	$18,317

(1) For the years ended December 31, 2019, 2018, and 2017, unrealized gains (losses) associated with FTRs of $(0.9) million, $11.9 million, and $(1.4) million, respectively, were reported through Accumulated deferred fuel on the balance sheet.